Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2023
Accumulated other comprehensive income
25 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments		Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk		AOCI
2023 (CHF million)
Balance at beginning of period	(1,317)	(17,020)		(13)		(582)	(9)	3,874		(15,067)
Increase/(decrease)	413	(2,421)		(1)		(37)	0	2,937		891
Reclassification adjustments, included in net income/(loss)	238	58		0		12	1	(7,721)	[2]	(7,412)
Reclassification adjustments, included in retained earnings	0	1,530	[3]	19		0	0	0		1,549
Total increase/(decrease)	651	(833)		18		(25)	1	(4,784)		(4,972)
Balance at end of period	(666)	(17,853)		5		(607)	(8)	(910)		(20,039)
2022 (CHF million)
Balance at beginning of period	(95)	(16,760)		13		(429)	(6)	(2,082)		(19,359)
Increase/(decrease)	(454)	(260)		(21)		(170)	(4)	5,987		5,078
Reclassification adjustments, included in net income/(loss)	(768)	0		(5)		17	1	(31)		(786)
Total increase/(decrease)	(1,222)	(260)		(26)		(153)	(3)	5,956		4,292
Balance at end of period	(1,317)	(17,020)		(13)		(582)	(9)	3,874		(15,067)
2021 (CHF million)
Balance at beginning of period	205	(17,517)		13		(460)	(11)	(2,469)		(20,239)
Increase/(decrease)	(259)	751		0		12	4	284		792
Reclassification adjustments, included in net income/(loss)	(41)	6		0		19	1	103		88
Total increase/(decrease)	(300)	757		0		31	5	387		880
Balance at end of period	(95)	(16,760)		13		(429)	(6)	(2,082)		(19,359)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2023, 2022 and 2021.
2 Included the impact of the additional tier 1 capital notes write-down of CHF 9,048 million and the related tax impact of CHF 1,440 million which represented non-cash transactions.
3
Represented prior cumulative translation adjustments relating to Credit Suisse AG, Luxembourg Branch. The direct reclassification within equity to retained earnings was the result of the transfer of the operations of Credit Suisse AG, Luxembourg Branch to UBS AG, Zurich, which qualified as a common control transaction.

> Refer to “Note 27 – Tax” and “Note 30 – Pension and other post-retirement benefits” for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).
Details of significant reclassification adjustments
in	2023		2022	2021
Reclassification adjustments, included in retained earnings (CHF million)
Cumulative translation adjustments
Reclassification adjustments	1,530	[1]	0	0
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	58	[2]	0	6
Gains/(losses) on cash flow hedges
Gross gains/(losses) [3]	296		(959)	(40)
Tax expense/(benefit)	(58)		191	(1)
Net of tax	238		(768)	(41)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [4]	10		21	23
Tax expense/(benefit)	2		(4)	(4)
Net of tax	12		17	19
Gains/(losses) on liabilities relating to credit risk
Reclassification adjustments [5]	(9,161)		(31)	103
Tax expense/(benefit)	1,440		0	0
Net of tax	(7,721)		(31)	103
1
Represented prior cumulative translation adjustments relating to Credit Suisse AG, Luxembourg Branch. The direct reclassification within equity to retained earnings was the result of the transfer of the operations of Credit Suisse AG, Luxembourg Branch to UBS AG, Zurich, which qualified as a common control transaction.

2
Included net releases of CHF 58 million on the sale of Holding Verde Empreendimentos e Participações S.A. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

3 Included in interest and dividend income as well as operating expenses. Refer to "Note 31 - Derivatives and hedging activities" for further information.
4 These components are included in the computation of total benefit costs. Refer to "Note 30 – Pension and other post-retirement benefits" for further information.
5 Included in other revenues.